INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of sources and tax effects of the differences for the periods
	Years Ended December 31,
	2015		2014
Statutory U.S. federal tax rate	39%		39%
Effect of increase in valuation allowance	(39%	)	(39%	)
	—%		—%

Schedule of changes in cumulative net deferred tax assets
	December 31,
	2015	2014
Net loss carry forward	$1,124,511	$962,662
Valuation allowance	(1,124,511)	(962,662)
	$—	$—

Schedule of reconciliation of income taxes computed at the statutory rate
	Years Ended December 31,
	2015	2014
Tax benefit at statutory rate	$1,124,511	$962,662
Valuation allowance	(1,124,511)	(962,662)
	$—	$—